Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Power sale and other contracts	Software and other	Intangibles under development	Coal rights	Total
Cost
As at Dec. 31, 2022	272	437	27	132	868
Additions	—	—	13	—	13
Asset impairment charges (Note 7)	—	(1)	—	—	(1)
Change in foreign exchange rates	(2)	(2)	(1)	—	(5)
Transfers	—	12	(12)	—	—
As at Dec. 31, 2023	270	446	27	132	875
Additions	—	—	10	—	10
Acquisitions (Note 4)	57	—	—	—	57
Change in foreign exchange rates	5	7	1	—	13
Transfers	20	35	(33)	—	22
As at Dec. 31, 2024	352	488	5	132	977
Accumulated amortization
As at Dec. 31, 2022	158	326	—	132	616
Amortization	17	21	—	—	38
Change in foreign exchange rates	(1)	(1)	—	—	(2)
As at Dec. 31, 2023	174	346	—	132	652
Amortization	19	19	—	—	38
Change in foreign exchange rates	4	3	—	—	7
Transfers	—	(1)	—	—	(1)
As at Dec. 31, 2024	197	367	—	132	696
Carrying amount
As at Dec. 31, 2022	114	111	27	—	252
As at Dec. 31, 2023	96	100	27	—	223
As at Dec. 31, 2024	155	121	5	—	281
Goodwill acquired through business combinations has been allocated to groups of CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments is as follows:

As at Dec. 31	2024	2023
Hydro	258	258
Wind and Solar	178	176
Gas (Note 4)	51	—
Energy Marketing	30	30
Total goodwill	517	464